Long-term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jan. 01, 2022 CNY (¥) Seat	Jan. 15, 2021 CNY (¥) Seat	Dec. 31, 2020	May 31, 2020 USD ($)	Jul. 31, 2018 CNY (¥)
Summary Of Investment Holdings [Line Items]
Impairment charges recognized on equity investments without readily determinable fair values	¥ 280,611	$ 39,523	¥ 458,559	¥ 168,079
Equity method investments	¥ 183,375		¥ 279,095		$ 25,828
Beijing Xin'ai Sports Media Technology co., LTD
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	23.00%		23.00%		23.00%					32.00%
Equity method investments										¥ 796,000
Basis differences and investment goodwill										¥ 609,502
Strawbear
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	13.90%		13.97%		13.90%		14.68%	19.57%
Equity method investments							¥ 443,670
Basis differences and investment goodwill							¥ 225,336
Equity method investment, total cash consideration | $									$ 55,139
Number of board seats held | Seat							2
Number of board seats | Seat							9
Equity method investments, fair value	¥ 43,343				$ 6,105
Asset impairment charges	¥ 55,615	$ 7,833	¥ 382,715
Dreamagic
Summary Of Investment Holdings [Line Items]
Voting approval percentage in shareholder agreement						60.00%
Equity method investments						¥ 250,502
Basis differences and investment goodwill						¥ 208,084
Number of board seats held | Seat						3
Number of board seats | Seat						7
Net gains recognized in others, net			¥ 367,717
Equity method investments, maximum potential liability						¥ 140,044
Dreamagic | Common Stock
Summary Of Investment Holdings [Line Items]
Equity method investment common stock ownership percentage						81.95%
Equity method investment, ownership percentage	42.66%		42.66%		42.66%
Dreamagic | Preferred Stock
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage						44.60%
Equity securities equity interest						7.28%